INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)		12 Months Ended
	Dec. 23, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amortization expense		$ 20,381	$ 20,317	$ 20,306
Common Class A [Member]
Share-based consideration of shares	900,000
Market price	$ 1